Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,228	$ 1,043
Provision for credit losses
Originations	116	103
Maturities	(237)	(157)
Changes in risk, parameters and exposures	998	647
Write-offs	(745)	(518)
Recoveries	129	114
Exchange rate and other	(7)	(4)
Balance at end of period	1,482	1,228
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	280	285
Provision for credit losses
Transfers to Stage 1	537	696
Transfers to Stage 2	(75)	(88)
Transfers to Stage 3	(3)	(1)
Originations	116	103
Maturities	(51)	(45)
Changes in risk, parameters and exposures	(499)	(671)
Exchange rate and other		1
Balance at end of period	305	280
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	793	661
Provision for credit losses
Transfers to Stage 1	(537)	(695)
Transfers to Stage 2	78	90
Transfers to Stage 3	(130)	(57)
Maturities	(186)	(112)
Changes in risk, parameters and exposures	947	906
Exchange rate and other	1
Balance at end of period	966	793
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	155	97
Provision for credit losses
Transfers to Stage 1		(1)
Transfers to Stage 2	(3)	(2)
Transfers to Stage 3	133	58
Changes in risk, parameters and exposures	550	412
Write-offs	(745)	(518)
Recoveries	129	114
Exchange rate and other	(8)	(5)
Balance at end of period	$ 211	$ 155